EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses		$ 461	$ 445	$ 428
Contribution Plan		$ 405	$ 404	$ 408
Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution Plan	$ 418